Fair Value Measurements - Additional Information (Detail)	3 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Interest rate swap arrangements [Member]	Nov. 30, 2012 Interest rate swap arrangements [Member] Derivatives designated as hedging instruments [Member] USD ($)	Nov. 30, 2011 Interest rate swap arrangements [Member] Derivatives designated as hedging instruments [Member] USD ($)	Nov. 30, 2011 Interest rate swap arrangements [Member] Derivatives designated as hedging instruments [Member] EUR (€)	Mar. 31, 2010 Interest rate swap arrangements [Member] Derivatives designated as hedging instruments [Member] USD ($)	Feb. 28, 2010 Interest rate swap arrangements [Member] Derivatives designated as hedging instruments [Member] USD ($)	Aug. 31, 2011 Forward interest swap [Member] Derivatives designated as hedging instruments [Member] USD ($)	Nov. 30, 2010 Forward interest swap [Member] Derivatives designated as hedging instruments [Member] USD ($)
Fair Value Disclosures [Line Items]
Pre-tax losses from accumulated other comprehensive loss to interest expense expected to be recognized in next twelve months	$ 12,000,000	$ 14,000,000
Maturity date			Nov. 01, 2016
Notional amount of interest rate swap				500,000,000	125,000,000	125,000,000	250,000,000		250,000,000	1,000,000,000
Interest rate swap maturity term				4 years	4 years	4 years	3 years		4 years	3 years
Average variable interest rate				0.57%					0.84%	0.72%
Lower variable interest rate range					0.84%	0.84%
Higher variable interest rate range					1.30%	1.30%
Additional notional amount of interest rate swap										250,000,000
Variable interest rate							1.69%			1.26%
Matured notional amount of interest rate swap								$ 500,000,000